Long-Term Debt And Equity Financings (Schedule Of Average Interest Rates) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
1992 Series due 2022 [Member] | Union Electric Company [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate during period	0.30%	0.34%
1998 Series A due 2033 [Member] | Union Electric Company [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate during period	0.65%	0.69%
1998 Series B due 2033 [Member] | Union Electric Company [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate during period	0.64%	0.68%
1998 Series C due 2033 [Member] | Union Electric Company [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate during period	0.64%	0.69%
Series B-1 1993 Due 2028 [Member] | Ameren Illinois Company [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate during period	0.22%	0.28%